Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents consisted of the following:

	At December 31
	2017	2016
	(€ million)
Cash at banks	€6,396	€8,118
Money market securities	6,242	9,200
Total Cash and cash equivalents	€12,638	€17,318